Other Assets (Current) (Details) - Schedule of Other Assets (Current) - USD ($)		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of other assets (current) [Abstract]
Prepayments	[1]	$ 935,172	$ 59,836
Office rental bond		100,009	24,124
Other assets, net		$ 1,035,181	$ 83,960	$ 36,090

[1]	Prepayments consist prepaid clinical trial insurances, prepaid R&D expenditure relating to PsiGAD and IHL-675A clinical trials and scientific, marketing, and adverting subscription services.